Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Premises And Equipment
Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2013	2012
Land	$75,593	$69,916
Buildings	354,070	337,587
Leasehold improvements	38,303	42,442
Furniture, fixtures, and equipment	202,102	206,033
Premises and equipment, at cost	670,068	655,978
Less accumulated depreciation and amortization	364,824	352,705
Premises and equipment, net	$305,244	$303,273

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2013 are shown below:

(Dollars in thousands)
2014	$15,865
2015	12,777
2016	11,201
2017	10,289
2018	8,688
2019 and after	27,171
Total minimum lease payments	$85,991

Payments required under capital leases are not material.

Rent Expense Incurred Under All Operating Lease Obligations
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2013	2012	2011
Rent expense, gross	$19,445	$23,109	$25,494
Sublease income	(1,974)	(3,365)	(3,883)
Rent expense, net	$17,471	$19,744	$21,611